Other assets - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Asset [Line Items]
Restricted cash	$ 45.5	$ 39.6
Earn out	220.0
Empire District Bondco
Regulatory Asset [Line Items]
Restricted cash	$ 26.1	$ 31.1